Note 13 - Line of Credit	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

13. BANK BORROWINGS UNDER CREDIT FACILITY

On October 24, 2014, the Company entered into a Loan and Security Agreement with Silicon Valley Bank (the “SVB Loan Agreement”). The SVB Loan Agreement provides the Company with a two-year revolving credit facility of $10,000 that expires on October 24, 2016. The Credit Agreement enables borrowings based upon 85% of eligible accounts receivable and is secured by certain insured accounts receivable and substantially all of the Company’s other assets. The SVB Loan Agreement requires compliance with certain covenants, including minimum EBITDA (as defined in the SVB Loan Agreement) and quick ratio levels, in addition to certain capital expenditure limits. The interest rate on the outstanding balance under the SVB Loan Agreement is Prime plus 0.5%. The SVB Loan Agreement contains a fee for any unused portion of the facility. As of December 31, 2014, the Company was in compliance with its covenants and $4,000 was outstanding under the SVB Loan Agreement.

In April 2013, the Company entered into a Revolving Credit and Security Agreement (the “PNC Credit Agreement”) with PNC Bank, N.A. The PNC Credit Agreement was amended in December 2013 and further amended on April 30, 2014, to revise the minimum EBITDA covenants. The PNC Credit Agreement provided the Company with a three-year revolving credit facility of $11,000 that was scheduled to expire on April 30, 2016. The PNC Credit Agreement was secured by certain cash balances with borrowing availability based upon accounts receivable and compliance with covenants, including minimum EBITDA (as defined in the PNC Credit Agreement) and certain capital expenditure limits. The Company was permitted to elect to borrow at rates approximating LIBOR plus 3.25%. The PNC Credit Agreement contained a fee for any unused portion of the facility. On April 30, 2014, the Company entered into an Amended and Restated Collateral Assignment of Account which secured the Company’s existing and future obligations to the Lenders with a Company business account. On October 24, 2014, all outstanding amounts due under the PNC Credit Facility were satisfied in full and the PNC Credit Facility was terminated.